Series A Preferred Stock (Q1) (Details) $ in Thousands								1 Months Ended	2 Months Ended	3 Months Ended
	Apr. 08, 2024 shares	Feb. 11, 2024 shares	Jan. 12, 2024 shares	Dec. 13, 2023 USD ($) shares	Dec. 05, 2023 shares	Nov. 15, 2023 USD ($) shares	Nov. 13, 2023 USD ($) shares	Nov. 30, 2023 USD ($)	Mar. 07, 2024 USD ($)	Mar. 31, 2024 shares	Mar. 26, 2024 business_day shares	Dec. 31, 2023 shares	Mar. 31, 2023 shares	Dec. 31, 2022 shares	Dec. 31, 2021 shares	Dec. 31, 2020 shares
Preferred stock
Authorized shares of Preferred Stock (in shares)							548,375			0		548,375		0
Obligation to issue stock (in shares)		49,570.163		49,570.162			148,710.488
Number of business days | business_day											8
Preferred stock, shares issued (in shares)										0		0		0
Preferred stock, shares outstanding (in shares)										0		0		0
Common stock, shares outstanding (in shares)										5,515,836		5,397,597
Subsequent Event
Preferred stock
Convertible preferred stock, shares that did not automatically convert (in shares)	166,341.592
Convertible preferred stock, common stock issuable upon conversion (in shares)	5,544,719
Common stock, shares outstanding (in shares)	17,779,787
Common stock, shares outstanding if preferred stock were converted (in shares)	23,324,506
Series A Preferred Stock
Preferred stock
Common stock, shares outstanding (in shares)										534,260.839		0
Series A Preferred Stock | Subsequent Event
Preferred stock
Conversion of securities (in shares)	(367,919.247)
Common stock
Preferred stock
Conversion of securities (in shares)										65,681
Common stock, shares outstanding (in shares)										5,515,836		5,397,597	5,114,269	5,101,459	123,622,965	108,071,249
Common stock | Subsequent Event
Preferred stock
Conversion of securities (in shares)	12,263,951
Series A Preferred Stock
Preferred stock
Convertible preferred stock (in shares)											33.333
Preferred stock, shares issued (in shares)										534,260.839		0
Preferred stock, shares outstanding (in shares)										534,260.839		0
Minimum | Series A Preferred Stock
Preferred stock
Beneficial ownership limitation percentage for conversion of common stock issued and outstanding											0.00%
Maximum | Series A Preferred Stock
Preferred stock
Beneficial ownership limitation percentage for conversion of common stock issued and outstanding											19.90%
Old Cartesian | Series A Preferred Stock
Preferred stock
Issuance of shares (in shares)					384,930.724		384,930.724
Securities Purchase Agreement
Preferred stock
Sale of stock, number of shares issued in transaction (in shares)							149,330.115
Sale common stock | $				$ 14,800			$ 60,250
November 2023 Private Placement
Preferred stock
Sale of stock, number of shares issued in transaction (in shares)						619.627	149,330.115
Sale common stock | $						$ 250
November 2023 Private Placement | Subsequent Event
Preferred stock
Sale common stock | $									$ 40,000
November 2023 Private Placement, Tranche One
Preferred stock
Sale of stock, number of shares issued in transaction (in shares)				24,785.081
Sale common stock | $								$ 10,000
Sale of stock, settlement term								30 days
November 2023 Private Placement, Tranche Two
Preferred stock
Sale of stock, number of shares issued in transaction (in shares)			49,570.163
Sale common stock | $								$ 20,000
Sale of stock, settlement term								60 days
November 2023 Private Placement, Tranche Two | Subsequent Event
Preferred stock
Sale of stock, number of shares issued in transaction (in shares)			49,570.163
November 2023 Private Placement, Tranche Three
Preferred stock
Sale of stock, number of shares issued in transaction (in shares)		49,570.163
Sale common stock | $								$ 20,000
Sale of stock, settlement term								90 days
November 2023 Private Placement, Tranche Three | Subsequent Event
Preferred stock
Sale of stock, number of shares issued in transaction (in shares)		49,570.163